COMMITMENTS (Tables)	6 Months Ended
Jun. 30, 2022
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of commitments
The Company’s commitments consist of the following:

	June 30, 2022	December 31, 2021
Purchase commitments	14,218	13,509
Guarantees, pledges and other collateral	8,159	8,003
Capital expenditure commitments	178	330
Other commitments	1,549	1,576
Total	24,104	23,418